Income taxes (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Current taxes
Current taxes	₨ 12,858		₨ 6,411	₨ 8,172
Deferred taxes expense/(benefit
Deferred taxes expense/(benefit	2,442		2,319	1,003
Tax expense/(benefit), net	15,300	$ 186	8,730	9,175
Domestic [member]
Current taxes
Current taxes	8,768		4,180	5,849
Deferred taxes expense/(benefit
Deferred taxes expense/(benefit	3,891		2,165	2,736
Foreign [member]
Current taxes
Current taxes	4,090		2,231	2,323
Deferred taxes expense/(benefit
Deferred taxes expense/(benefit	₨ (1,449)		₨ 154	₨ (1,733)